Shareholder Report, Average Annual Return (Details) 193530_Themes Uranium - Nuclear ETF_TF_TSR Annual {TF}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Uranium & Nuclear ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Uranium & Nuclear ETF
Average Annual Return, Percent	63.20%	70.63%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	18.59%
BITA Global Uranium and Nuclear Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BITA Global Uranium and Nuclear Select Index
Average Annual Return, Percent	63.51%	71.19%